UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 05/31/14

Item 1. Schedule of Investments

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 44.8%
Commercial Loans — 32.7%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14 ¶	6/23/04	$6,035,296	$6,035,296	$5,012,651
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14 ¶	8/18/06	1,255,552	1,255,552	866,650
American Mini-Storage, Memphis, TN, 6.80%, 5/1/16	11/5/07	2,852,479	2,852,479	2,852,479
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17	3/31/97	992,075	992,075	1,021,837
Hickman Road, Clive, IA, 4.93%, 4/1/16	12/3/07	5,229,586	5,229,586	5,281,882
Office City Plaza, Houston, TX, 4.90%, 3/1/17 ¶	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 4.18%, 5/1/16 ¶	1/4/06	11,831,854	11,831,854	11,732,124
Oyster Point Office Park II, Newport News, VA, 4.88%, 5/1/16	4/29/13	948,647	948,647	676,252
PennMont Office Plaza, Albuquerque, NM, 5.38%, 5/1/15	3/30/06	1,404,504	1,404,504	1,404,504
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,655,289	1,655,289	1,738,053
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	6,389,721	6,389,721	6,453,619
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 ¶	6/20/07	15,000,000	15,002,903	10,241,970

			57,497,906	51,182,021

Multifamily Loans ¶ — 12.0%
Meadows Point, College Station, TX, 7.93%, 5/1/16	1/24/08	5,400,000	5,400,000	5,168,259
Sapphire Skies I, Cle Elum, WA, 1.93%, 7/1/15	12/23/05	8,475,407	8,516,152	6,956,877
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/15 S	3/20/09	3,200,000	3,200,000	32,000
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/15 ¿	7/13/10	8,000,000	8,000,000	80,000
Sapphire Skies IV, Cle Elum, WA, 3.88%, 7/1/15	7/26/12	8,000,000	8,005,980	6,566,648

			33,122,132	18,803,784

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.02%, 11/24/16	12/18/92	25,766	25,977	26,538
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.60%, 5/12/20	12/30/92	91,005	91,005	93,735

			116,982	120,273

Total Whole Loans			90,737,020	70,106,078

Corporate Notes ¥ ¶ — 7.2%
Fixed Rate — 7.2%
Stratus Properties II, 7.25%, 12/31/15	6/14/01	3,000,000	3,000,000	3,030,000
Stratus Properties III, 7.25%, 12/31/16	12/12/06	8,000,000	8,000,000	8,160,000

Total Corporate Notes			11,000,000	11,190,000

Corporate Bonds — 38.9%
Real Estate Investment Trusts — 38.9%
Alexandria Real Estate Equities, 4.60%, 4/1/22 ☒		1,750,000	1,861,119	1,861,864
BioMed Realty, 4.25%, 7/15/22 ☒		1,395,000	1,460,782	1,444,319
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,000,000	1,988,487	2,021,886
Corporate Office Properties, 3.60%, 5/15/23		2,000,000	1,929,880	1,917,404
DCT Industrial Operating Partnership LP, 4.50%, 10/15/23 ☒ ■		1,000,000	1,007,313	1,034,992
Developers Diversified Realty, 4.63%, 7/15/22 ☒		1,980,000	2,134,402	2,130,967
Developers Diversified Realty, 3.38%, 5/15/23		1,000,000	940,238	979,364
Digital Realty, 5.25%, 3/15/21 ☒		2,000,000	2,202,942	2,156,028
Digital Realty, 3.63%, 10/1/22 ☒		800,000	794,093	758,893
Duke Realty, 4.38%, 6/15/22 ☒		1,410,000	1,494,027	1,490,756
Duke Realty, 3.88%, 10/15/22 ☒		2,500,000	2,556,708	2,546,727
Essex Portfolio, 3.25%, 5/1/23 ☒		1,000,000	937,626	978,196

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Excel, 4.63%, 5/15/24	$5,000,000	$5,057,908	$5,101,065
Health Care REIT, 3.75%, 3/15/23 ☒	2,000,000	1,993,520	2,020,790
Highwoods Realty, 3.63%, 1/15/23 ☒	3,300,000	3,250,812	3,268,049
Hospitality Properties, 4.65%, 3/15/24	3,000,000	3,046,422	3,090,096
Kilroy Realty, 3.80%, 1/15/23 ☒	3,050,000	3,071,212	3,085,536
Mid-America Apartments, 4.30%, 10/15/23	650,000	647,964	677,013
National Retail Properties, 3.80%, 10/15/22 ☒	1,450,000	1,472,321	1,482,841
Post Apartment Homes, 3.38%, 12/1/22 ☒	695,000	694,609	678,310
ProLogis, 6.88%, 3/15/20 ☒	2,000,000	2,348,664	2,419,946
Senior Housing Properties, 6.75%, 12/15/21 ☒	1,500,000	1,683,294	1,750,887
Senior Housing Properties, 4.75%, 5/1/24	4,000,000	4,001,787	4,092,108
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,275,000	2,205,600	2,118,480
Ventas Realty, 5.45%, 3/15/43 ☒	4,248,100	4,269,946	4,081,574
Vornado Realty, 5.00%, 1/15/22 ☒	3,500,000	3,833,987	3,829,213
Washington REIT, 3.95%, 10/15/22 ☒	3,850,000	3,953,286	3,856,033

Total Corporate Bonds		60,838,949	60,873,337

U.S. Government Agency Mortgage-Backed Securities a — 4.7%
Fixed Rate — 4.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	453,485	457,574	481,480
9.00%, 7/1/30, #C40149	45,626	46,308	54,086
5.00%, 5/1/39, #G05430	728,878	745,307	802,788
3.50%, 6/1/42, #C09000	1,735,419	1,819,100	1,788,352
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	22,010	22,035	22,706
5.50%, 6/1/17, #648508	32,160	32,202	34,153
5.00%, 9/1/17, #254486	49,892	49,928	53,033
5.00%, 11/1/17, #657356	70,132	70,237	74,576
6.50%, 6/1/29, #252497	222,613	221,667	252,411
7.50%, 5/1/30, #535289	39,992	39,129	45,555
8.00%, 5/1/30, #538266	23,747	23,554	24,865
8.00%, 6/1/30, #253347	55,650	55,197	66,612
5.00%, 11/1/33, #725027	1,925,832	1,961,148	2,140,079
5.00%, 7/1/39, #935588	1,325,400	1,349,338	1,465,746

Total U.S. Government Agency Mortgage-Backed Securities		6,892,724	7,306,442

Asset-Backed Security ■ — 0.6%
Other — 0.6%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	793,060	876,407	899,990

Preferred Stocks — 38.1%
Real Estate Investment Trusts — 38.1%
Alexandria Real Estate Equities, Series E ☒	181,042	4,712,859	4,553,206
Boston Properties, Series B ☒	180,098	4,171,880	4,079,220
CommonWealth REIT, Series E ☒	161,500	4,172,200	4,142,475
Digital Realty, Series F ☒	155,754	4,029,076	3,881,390
Digital Realty, Series G ☒	30,624	730,783	680,772
Duke Realty, Series J ☒	38,000	893,000	955,939
Duke Realty, Series L ☒	74,260	1,529,361	1,856,500
Equity Residential Properties, Series K ☒	30,000	1,680,000	1,886,250
Health Care REIT, Series J ☒	176,000	4,399,968	4,537,280
Hospitality Properties, Series D ☒	61,211	1,639,301	1,593,934
Kimco Realty, Series H	9,600	239,040	250,560
Kimco Realty, Series I ☒	43,766	1,060,704	1,092,837

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Kimco Realty, Series J ☒	113,000	$2,743,850	$2,588,830
Kimco Realty, Series K ☒	26,148	670,696	608,987
National Retail Properties, Series D ☒	177,437	4,443,124	4,508,018
National Retail Properties, Series E	6,400	124,800	148,800
PS Business Parks, Series S ☒	48,000	1,286,400	1,222,080
PS Business Parks, Series T ☒	123,501	3,074,190	3,007,249
PS Business Parks, Series U	3,000	62,700	70,110
PS Business Parks, Series V	18,600	406,590	436,356
Public Storage, Series R ☒	10,000	272,500	258,900
Public Storage, Series T ☒	21,719	568,822	533,853
Public Storage, Series U ☒	113,255	2,678,467	2,728,313
Public Storage, Series V ☒	18,752	475,363	430,733
Public Storage, Series W	6,985	176,371	157,163
Public Storage, Series X	16,000	359,400	363,520
Realty Income, Series E ☒	40,009	872,024	1,017,829
Realty Income, Series F ☒	39,000	1,052,550	999,570
Regency Centers, Series F ☒	152,936	3,977,775	3,930,455
Regency Centers, Series G ☒	27,908	690,049	671,746
Vornado Realty, Series J	5,490	136,701	145,375
Vornado Realty, Series K ☒	186,384	4,601,320	4,413,573
Vornado Realty, Series L	3,000	60,000	68,880
Weingarten Realty Investors, Series F ☒	70,352	1,735,319	1,784,127

Total Preferred Stocks		59,727,183	59,604,830

Total Unaffiliated Investments		230,072,283	209,980,677

Short-Term Investment — 2.5%
First American Prime Obligations Fund, Class Z, 0.02% W	3,882,258	3,882,258	3,882,258

Total Investments ▲ — 136.8%		$233,954,541	$213,862,935

Other Assets and Liabilities, Net — (36.8)%			(57,548,947)

Total Net Assets — 100.0%			$156,313,988

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

¶	The fund’s investments in whole loans (single family, multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2014, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2014, the total fair value of these securities was $81,296,078 or 52.0% of total net assets.

p	Interest rates on commercial, multifamily, and single family loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2014. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2014. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2014.

Participating Loan - A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2014, securities valued at $102,980,353 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$49,600,000	1.00%	$1,378

*	Interest rate as of May 31, 2014. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

Description of collateral:

Corporate Bonds

Alexandria Real Estate Equities, 4.60%, 4/1/22, $1,750,000 par

BioMed Realty, 4.25%, 7/15/22, $1,395,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

DCT Industrial Operating Partnership LP, 4.50%, 10/15/23, $1,000,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $1,980,000 par

Digital Realty, 5.25%, 3/15/21, $2,000,000 par

Digital Realty, 3.63%, 10/1/22, $800,000 par

Duke Realty, 4.38%, 6/15/22, $1,410,000 par

Duke Realty, 3.88%, 10/15/22, $2,500,000 par

Essex Portfolio, 3.25%, 5/1/23, $1,000,000 par

Health Care REIT, 3.75%, 3/15/23, $2,000,000 par

Highwoods Realty, 3.63%, 1/15/23, $3,300,000 par

Kilroy Realty, 3.80%, 1/15/23, $3,050,000 par

National Retail Properties, 3.80%, 10/15/22, $1,450,000 par

Post Apartment Homes, 3.38%, 12/1/22, $695,000 par

ProLogis, 6.88%, 3/15/20, $2,000,000 par

Senior Housing Properties, 6.75%, 12/15/21, $1,500,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,275,000 par

Ventas Realty, 5.45%, 3/15/43, $4,428,100 par

Vornado Realty, 5.00%, 1/15/22, $3,500,000 par

Washington REIT, 3.95%, 10/15/22, $3,850,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 181,042 shares

Boston Properties, Series B, 180,098 shares

CommonWealth REIT, Series E, 161,500 shares

Digital Realty, Series F, 155,754 shares

Digital Realty, Series G, 30,624 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Equity Residential Properties, Series K, 30,000 shares

Health Care REIT, Series J, 176,000 shares

Hospitality Properties, Series D, 61,211 shares

Kimco Realty, Series I, 43,766 shares

Kimco Realty, Series J, 113,000 shares

Kimco Realty, Series K, 26,148 shares

National Retail Properties, Series D, 177,437 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 123,501 shares

Public Storage, Series R, 10,000 shares

Public Storage, Series T, 21,719 shares

Public Storage, Series U, 113,255 shares

Public Storage, Series V, 18,752 shares

Realty Income, Series E, 40,009 shares

Realty Income, Series F, 39,000 shares

Regency Centers, Series F, 152,936 shares

Regency Centers, Series G, 27,908 shares

Vornado Realty, Series K, 186,384 shares

Weingarten Realty Investors, Series F, 70,352 shares

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2014, the total fair value of these investments was $1,934,982 or 1.2% of total net assets.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2014, securities valued at $7,306,442 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,913,000	5/7/14	0.37%	6/5/14	$2,060	(1)

*	Interest rate as of May 31, 2014. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $453,485 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $45,626 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $728,878 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $1,735,419 par

Federal National Mortgage Association, 6.00%, 10/1/16, $22,010 par

Federal National Mortgage Association, 5.50%, 6/1/17, $32,160 par

Federal National Mortgage Association, 5.00%, 9/1/17, $49,892 par

Federal National Mortgage Association, 5.00%, 11/1/17, $70,132 par

Federal National Mortgage Association, 6.50%, 6/1/29, $222,613 par

Federal National Mortgage Association, 7.50%, 5/1/30, $39,992 par

Federal National Mortgage Association, 8.00%, 5/1/30, $23,747 par

Federal National Mortgage Association, 8.00%, 6/1/30, $55,650 par

Federal National Mortgage Association, 5.00%, 11/1/33, $1,925,832 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,325,400 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2014.

▲	On May 31, 2014, the cost of investments for federal income tax purposes was approximately $233,954,541. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,615,502
Gross unrealized depreciation	(22,707,108)

Net unrealized depreciation	$(20,091,606)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

As of May 31, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$70,106,078	$70,106,078
Corporate Notes	—	—	11,190,000	11,190,000
Corporate Bonds	6,200,054	54,673,283	—	60,873,337
U.S. Government Agency Mortgage-Backed Securities	—	7,306,442	—	7,306,442
Asset-Backed Security	—	899,990	—	899,990
Preferred Stocks	59,604,830	—	—	59,604,830
Short-Term Investment	3,882,258	—	—	3,882,258

Total Investments	$69,687,142	$62,879,715	$81,296,078	$213,862,935

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2013	$92,806,490	$11,300,000	$104,106,490
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(6,768,874)	—	(6,768,874)
Net change in unrealized appreciation or depreciation	10,035,354	(110,000)	9,925,354
Purchases	—	—	—
Sales	(25,966,892)	—	(25,966,892)

Balance as of May 31, 2014	$70,106,078	$11,190,000	$81,296,078

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2014	$1,028,617	$(110,000)	$918,617

During the period ended May 31, 2014, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities, Asset-Backed Securities, and Corporate Bonds

U.S. government agency mortgage-backed securities, asset-backed securities, and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Strategic Income Portfolio II (BSP)

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily, and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
BSP
Commercial & Multifamily Whole Loans	$33,697,906	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	1.86% – 1.97% (1.95%) 0.72 – 1.16 (0.98)
Commercial Loans and Corporate Notes	27,388,755	Price Ceiling	N/A	N/A
Single Family Whole Loans	120,273	Price Ceiling	N/A	N/A
Multifamily Whole Loans	13,635,525	Appraisal	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS	2014 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2014